Note 19 - Fair Value Measurements and Fair Values of Financial Instruments - Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Reported Value Measurement [Member]
Investment in interest-earning time deposits	$ 1,912	$ 3,833
Loans held for sale	60,380	133,222
Loans receivable, net	603,349	621,864
Deposits	631,699	549,248
FHLB long-term borrowings	29,022	66,022
Subordinated debt	21,957	7,966
FRB long-term borrowings		7,000
Estimate of Fair Value Measurement [Member]
Investment in interest-earning time deposits	1,981	3,907
Loans held for sale	62,072	137,253
Loans receivable, net	584,842	600,186
Deposits	636,946	551,157
FHLB long-term borrowings	29,001	65,846
Subordinated debt	20,666	7,886
FRB long-term borrowings		6,981
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Investment in interest-earning time deposits	0	0
Loans held for sale	0	0
Loans receivable, net	0	0
Deposits	415,855	351,297
FHLB long-term borrowings	0	0
Subordinated debt	0	0
FRB long-term borrowings		0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Investment in interest-earning time deposits	0	0
Loans held for sale	62,072	137,253
Loans receivable, net	0	0
Deposits	0	0
FHLB long-term borrowings	0	0
Subordinated debt	0	0
FRB long-term borrowings		0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Investment in interest-earning time deposits	1,981	3,907
Loans held for sale	0	0
Loans receivable, net	584,842	600,186
Deposits	221,091	199,860
FHLB long-term borrowings	29,001	65,846
Subordinated debt	$ 20,666	7,886
FRB long-term borrowings		$ 6,981